Expense Example	Prospectus #2 Calvert Small-Cap Fund Class A 1 Year	Prospectus #2 Calvert Small-Cap Fund Class A 3 Years	Prospectus #2 Calvert Small-Cap Fund Class A 5 Years	Prospectus #2 Calvert Small-Cap Fund Class A 10 Years	Prospectus #2 Calvert Small-Cap Fund Class C 1 Year	Prospectus #2 Calvert Small-Cap Fund Class C 3 Years	Prospectus #2 Calvert Small-Cap Fund Class C 5 Years	Prospectus #2 Calvert Small-Cap Fund Class C 10 Years	Prospectus #2 Calvert Small-Cap Fund Class I 1 Year	Prospectus #2 Calvert Small-Cap Fund Class I 3 Years	Prospectus #2 Calvert Small-Cap Fund Class I 5 Years	Prospectus #2 Calvert Small-Cap Fund Class I 10 Years	Prospectus #2 Calvert Small-Cap Fund Class R6 1 Year	Prospectus #2 Calvert Small-Cap Fund Class R6 3 Years	Prospectus #2 Calvert Small-Cap Fund Class R6 5 Years	Prospectus #2 Calvert Small-Cap Fund Class R6 10 Years	Prospectus #3 Calvert Green Bond Fund Class A 1 Year	Prospectus #3 Calvert Green Bond Fund Class A 3 Years	Prospectus #3 Calvert Green Bond Fund Class A 5 Years	Prospectus #3 Calvert Green Bond Fund Class A 10 Years	Prospectus #3 Calvert Green Bond Fund Class I 1 Year	Prospectus #3 Calvert Green Bond Fund Class I 3 Years	Prospectus #3 Calvert Green Bond Fund Class I 5 Years	Prospectus #3 Calvert Green Bond Fund Class I 10 Years	Prospectus #3 Calvert Green Bond Fund Class R6 1 Year	Prospectus #3 Calvert Green Bond Fund Class R6 3 Years	Prospectus #3 Calvert Green Bond Fund Class R6 5 Years	Prospectus #3 Calvert Green Bond Fund Class R6 10 Years
USD ($)	640	883	1,145	1,892	297	609	1,047	2,070	96	300	520	1,155	87	271	471	1,049	397	559	735	1,245	49	163	287	649	44	147	259	588